Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Variable lease costs	$ 0
Operating lease costs	$ 4,224	$ 3,845	$ 4,530
Maximum
Operating Leases
Remaining terms	4 years